Report of the directors financial review risk report - The consensus Downside scenario (Details) - Downside scenario ECL	6 Months Ended
Jun. 30, 2021
UK
Disclosure of financial assets [line items]
Probability	30.00%
UK | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	0.40%
UK | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	7.30%
House price growth	(3.70%)
Short-term interest rate	0.20%
US
Disclosure of financial assets [line items]
Probability	15.00%
US | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(0.60%)
US | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	6.90%
House price growth	2.70%
Short-term interest rate	0.40%
Hong Kong
Disclosure of financial assets [line items]
Probability	20.00%
Hong Kong | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(6.00%)
Hong Kong | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	7.10%
House price growth	(8.00%)
Short-term interest rate	1.20%
Mainland China
Disclosure of financial assets [line items]
Probability	8.00%
Mainland China | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(0.70%)
Mainland China | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.10%
House price growth	0.80%
Short-term interest rate	3.10%
Canada
Disclosure of financial assets [line items]
Probability	10.00%
Canada | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(0.50%)
Canada | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	8.30%
House price growth	(2.30%)
Short-term interest rate	0.40%
France
Disclosure of financial assets [line items]
Probability	35.00%
France | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(1.60%)
France | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	11.00%
House price growth	0.30%
Short-term interest rate	(0.60%)
UAE
Disclosure of financial assets [line items]
Probability	25.00%
UAE | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(3.30%)
UAE | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.20%
House price growth	(17.00%)
Short-term interest rate	0.90%
Mexico
Disclosure of financial assets [line items]
Probability	25.00%
Mexico | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(2.70%)
Mexico | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.50%
House price growth	2.30%
Short-term interest rate	3.40%